Schedule H, Line 4i – Schedule of Assets (Held At End of Year)	12 Months Ended
Dec. 31, 2025
EBP 004
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H, Line 4i – Schedule of Assets (Held At End of Year)
DANAHER CORPORATION & SUBSIDIARIES PENSION PLAN
EIN: 59-1995548, PLAN NO. 004
FORM 5500, SCHEDULE H, LINE 4i — SCHEDULE OF ASSETS (HELD AT END OF YEAR)
AS OF DECEMBER 31, 2025

(a)	(b) Identity of issue, borrower, lessor or similar party	(c) Description of investment including maturity date, rate of interest, collateral, par, or maturity value		(d) Cost	(e) Current value
Cash Equivalents
*	Fidelity® Investments Money Market Government Portfolio - Institutional Class	3,085,701	units	**	$3,085,701
	Brown Brothers Harriman U.S. Government Money Market Fund	9,109,634	units	**	9,109,634
*	PIMCO Private Account Portfolio Series Short-Term Floating NAV Portfolio II	351,736	units	**	3,023,120
					$15,218,455
Common/Collective Trusts
*	Fidelity Managed Income Portfolio II Class 2 (at FMV)	2	units	**	$2
*	Fidelity Managed Income Portfolio II Class 3 (at FMV)	258,024,555	units	**	258,024,555
	American Beacon Small Cap Value Institutional Class	3,528,052	units	**	79,706,098
*	Select Leaders Series 2 Portfolio	8,367,209	units	**	106,514,572
	GQG International Equity	3,478,841	units	**	66,997,954
	BlackRock Equity Index Non-Lendable Fund	7,079,648	units	**	889,507,842
	BlackRock MSCI ACW Ex-US IM Non-Lendable Fund	7,416,050	units	**	201,088,675
	BlackRock Russell 2500 Index Non-Lendable Fund	3,735,657	units	**	146,340,837
	BlackRock US Debt Index Non-Lendable Fund	4,531,897	units	**	74,096,579
	Invesco Stable Asset Fund - ADPZ Class	45,500	units	**	45,500
	LifePath® Index 2030 Non-Lendable Fund F	9,117,328	units	**	405,234,052
	LifePath® Index 2035 Non-Lendable Fund F	9,465,836	units	**	482,469,242
	LifePath® Index 2040 Non-Lendable Fund F	7,658,010	units	**	440,893,438
	LifePath® Index 2045 Non-Lendable Fund F	6,496,246	units	**	416,549,654
	LifePath® Index 2050 Non-Lendable Fund F	5,392,080	units	**	374,407,740
	LifePath® Index 2055 Non-Lendable Fund F	5,736,466	units	**	292,743,063
	LifePath® Index 2060 Non-Lendable Fund F	5,724,878	units	**	166,498,173
	LifePath® Index 2065 Non-Lendable Fund F	2,916,731	units	**	60,459,798
	LifePath® Index 2070 Non-Lendable Fund F	213,568	units	**	2,577,672
	LifePath® Index Retirement Non-Lendable Fund F	14,289,093	units	**	426,348,214
					$4,890,503,660
Registered Investment Companies (Mutual Funds)
	Dodge & Cox International Stock Fund	4,148,392	shares	**	$68,282,537
*	PIMCO Inflation Response Multi-Asset Fund Institutional	2,543,264	shares	**	23,550,624

(a)	(b) Identity of issue, borrower, lessor or similar party	(c) Description of investment including maturity date, rate of interest, collateral, par, or maturity value		(d) Cost	(e) Current value
	BlackRock High Yield Portfolio Fund - Class K	829	units	**	511,232
	Columbia Contrarian Core Fund - Class I3	1,098	units	**	253,833
	DFA Inflation Protection Securities Portfolio - Institutional Class	1,102	units	**	60,476
	DFA International Government Fixed Income Portfolio - Institutional Class	193	units	**	2,102
*	DoubleLine Floating Rate Fund Institutional	347,413	units	**	3,116,295
*	DoubleLine Global Fund Institutional	227,970	units	**	2,010,693
*	DoubleLine Infrastructure Income Fund Institutional	347,563	units	**	3,312,279
*	DoubleLine Selective Credit Fund Institutional	1,158,647	units	**	8,701,437
*	DoubleLine Emerging Markets Local Currency Bond Fund	171,637	units	**	1,649,436
	Invesco Global Fund - Class R6	3,206	units	**	357,324
	Invesco International Growth - Class R6	298	units	**	29,249
	Janus Henderson Triton Fund - Class N	2,220	units	**	269,473
	JP Morgan Equity Income Fund - Class R6	2,967	units	**	152,695
	JP Morgan Mid Cap Growth - Class R6	5,032	units	**	75,680
	MFS Global Total Return - Class R6	5,144	units	**	108,645
	PGIM Global Total Return Fund - Class R6	1,442	units	**	57,488
*	PIMCO Income Fund - Institutional Class	15,050	units	**	375,652
	Principal SmallCap S&P 600 Index - Institutional Class	1,383	units	**	61,261
	Principal MidCap S&P 400 Index Fund - Institutional Class	5,951	units	**	169,241
*	PIMCO Private Account Portfolio Series U.S. Government and Short-Term Inv	1,783,330	units	**	11,377,643
*	PIMCO Private Account Portfolio Series Mortgage and Short-Term Investments	1,379,680	units	**	11,285,782
*	PIMCO Private Account Portfolio Series Municipal Sector	162,169	units	**	966,527
*	PIMCO Private Account Portfolio Series Real Return Bond	368,898	units	**	4,400,949
*	PIMCO Private Account Portfolio Series Emerging Markets Bond and Short-Term	416,384	units	**	4,138,856
*	PIMCO Private Account Portfolio Series International	880,013	units	**	5,324,078
*	PIMCO Private Account Portfolio Series High Yield & Short-Term Investments	135,415	units	**	977,696
*	PIMCO Private Account Portfolio Series Investment Grade Credit Bond	2,273,237	units	**	20,731,917
*	PIMCO Private Account Portfolio Series Asset-Backed Securities and Short-Term	1,738,240	units	**	20,580,760
	Vanguard 500 Index Fund - Admiral Shares	57,846	units	**	2,995,280
	Vanguard Balanced Index Fund - Admiral Shares	5,100	units	**	291,889
	Vanguard Small-Cap Value Index Fund - Admiral Shares	4,787	units	**	272,467
	Vanguard Mid-Cap Value Index Fund - Admiral Shares	50,940	units	**	520,099
	Vanguard Small-Cap Growth Index Fund - Admiral Shares	21,265	units	**	247,095

(a)	(b) Identity of issue, borrower, lessor or similar party	(c) Description of investment including maturity date, rate of interest, collateral, par, or maturity value		(d) Cost	(e) Current value
	Vanguard Intermediate-Term Bond Index Fund - Admiral Shares	25,961	units	**	260,906
	Vanguard Developed Markets Index Fund - Admiral Shares	29,033	units	**	488,040
	Vanguard Growth Index Fund - Admiral Shares	31,438	units	**	1,177,362
	Vanguard Target Retirement Income Fund	20,041	units	**	663,772
	Vanguard Target Retirement 2025 Fund	16,780	units	**	874,910
	Vanguard Target Retirement 2030 Fund	19,207	units	**	844,155
	Vanguard Target Retirement 2035 Fund	21,579	units	**	888,629
	Vanguard Target Retirement 2040 Fund	42,206	units	**	1,629,150
	Vanguard Target Retirement 2045 Fund	9,628	units	**	348,997
	Vanguard Target Retirement 2050 Fund	43,646	units	**	1,501,411
	Vanguard Target Retirement 2055 Fund	53,210	units	**	1,156,775
	Vanguard Target Retirement 2060 Fund	92,650	units	**	980,242
					$208,033,039
Common Stock
	Aaon Inc COM	32,006	shares	**	$2,440,457
	ADYEN BV	1,006	shares	**	1,624,563
	Agilysys Inc	14,285	shares	**	1,697,629
	AIR PRODUCTS AND CHEMICAL	19,720	shares	**	4,871,234
	Alarm.com Holdings Inc.	22,493	shares	**	1,147,593
	ALPHABET INC CL A	43,318	shares	**	13,558,534
	ALPHABET INC CL C	160,995	shares	**	50,520,231
	ALTRIA GROUP INC	53,519	shares	**	3,085,906
	AMAZON.COM INC	250,669	shares	**	57,859,419
	APPLE INC	326,324	shares	**	88,714,443
	ASML HOLDING NV NY	6,911	shares	**	7,393,802
	Axos Financial Inc	12,727	shares	**	1,096,558
	Azenta Inc	8,917	shares	**	296,579
	Balchem Corp	15,521	shares	**	2,380,301
	BERKSHIRE HATHAWAY INC DE	10,497	shares	**	5,276,317
	Biolife Solutions Inc. COM NEW	15,381	shares	**	371,913
	Bio-Techne Corp	17,807	shares	**	1,047,230
	Blackbaud Inc	21,190	shares	**	1,341,751
	Blackline Inc	14,873	shares	**	822,328

(a)	(b) Identity of issue, borrower, lessor or similar party	(c) Description of investment including maturity date, rate of interest, collateral, par, or maturity value		(d) Cost	(e) Current value
	BLACKROCK INC	5,804	shares	**	6,212,253
	BOOKING HOLDINGS INC	1,553	shares	**	8,316,827
	Bright Horizons Family Solutions Inc Del	17,032	shares	**	1,727,045
	BROADCOM INC	129,522	shares	**	44,827,564
	CARVANA CO	85,637	shares	**	36,140,527
	Casella Waste Systems, Inc. CL A	24,425	shares	**	2,392,185
	CBIZ Inc.	7,807	shares	**	393,863
	Certara Inc	97,454	shares	**	858,570
	CHEVRON CORPORATION	31,028	shares	**	4,728,977
	CHIPOTLE MEXICAN GRILL INC	105,229	shares	**	3,893,473
	CHUBB LTD	25,664	shares	**	8,010,248
	CHUBB LTD SWITZ	8,836	shares	**	2,757,892
	CINCINNATI FINL CORP	20,607	shares	**	3,365,535
	CINTAS CORP	10,381	shares	**	1,952,355
	CISCO SYS INC	60,379	shares	**	4,650,994
	COLGATE-PALMOLIVE CO	30,606	shares	**	2,418,486
	CONSTELLATION ENERGY	13,177	shares	**	4,655,039
	Construction Partners Inc. COM CL A	33,329	shares	**	3,617,863
	CORNING INC	93,623	shares	**	8,197,630
	CROWDSTRIKE HOLDINGS INC - A	7,485	shares	**	3,508,669
	CROWN CASTLE INC	23,869	shares	**	2,121,238
	CUMMINS INC	10,121	shares	**	5,166,264
*	Danaher Corporation	1,625,007	shares	**	371,996,602
	DATABRICKS SER G CVT PFD STCK PP 39991230	4,545	shares	**	863,550
	DATADOG INC - CLASS A	10,237	shares	**	1,392,130
	Descartes Systems Group Inc.	25,200	shares	**	2,209,032
	Digi International Inc.	29,806	shares	**	1,290,302
	DOMINION ENERGY INC	87,896	shares	**	5,149,827
	Donaldson Co Inc	12,654	shares	**	1,121,904
	DOORDASH INC - A	18,590	shares	**	4,210,263
	Dorman Products Inc.	7,841	shares	**	965,933
	ELI LILLY & CO	26,284	shares	**	28,246,889
	Eplus Inc	15,902	shares	**	1,394,605

(a)	(b) Identity of issue, borrower, lessor or similar party	(c) Description of investment including maturity date, rate of interest, collateral, par, or maturity value		(d) Cost	(e) Current value
	ESCO Technologies Inc.	15,240	shares	**	2,977,744
	ExlService Holdings Inc.	78,703	shares	**	3,340,155
	Exponent Inc	29,344	shares	**	2,038,234
	FASTENAL CO	90,847	shares	**	3,645,690
	FirstService Corp.	8,081	shares	**	1,256,838
	GE AEROSPACE	52,752	shares	**	16,249,199
	GE VERNOVA LLC	9,406	shares	**	6,147,479
	Globus Med Inc CL A	33,777	shares	**	2,949,070
	GOLDMAN SACHS GROUP INC	4,205	shares	**	3,696,195
	Hamilton Lane Inc CL A	6,016	shares	**	808,009
	Healthequity Inc	16,985	shares	**	1,555,996
	I3 Verticals INC COM CL A	32,507	shares	**	818,851
	INTUITIVE SURGICAL INC	22,979	shares	**	13,014,386
	J&J Snack Foods Corp	8,957	shares	**	809,444
	JOHNSON & JOHNSON	25,850	shares	**	5,349,658
	Kinsale Capital Group Inc	5,374	shares	**	2,101,879
	Lemaitre Vascular Inc.	15,735	shares	**	1,276,109
	LINDE PLC	6,024	shares	**	2,568,573
	Loar Holdings Inc COM SHS	6,932	shares	**	471,376
	LOWES COS INC	19,274	shares	**	4,648,118
	MACOM Technology Solutions Holdings Inc.	7,206	shares	**	1,234,244
	MARSH & MCLENNAN COS	14,227	shares	**	2,639,393
	Marten Transport Ltd.	36,083	shares	**	410,625
	MASTERCARD INC - A	35,471	shares	**	20,249,684
	MEDLINE INC-CL A	18,817	shares	**	790,314
	Mesa Laboratories Inc.	3,451	shares	**	270,904
	META PLATFORMS INC-CLASS A	67,612	shares	**	44,630,005
	MICROSOFT CORP	230,098	shares	**	111,279,994
	MONDELEZ INTERNATIONAL INC	24,334	shares	**	1,309,899
	MONOLITHIC POWER SYSTEMS INC	4,771	shares	**	4,324,244
	MOODY S CORP	5,539	shares	**	2,829,598
	MORGAN STANLEY	22,435	shares	**	3,982,886
	NETFLIX INC	191,574	shares	**	17,961,978

(a)	(b) Identity of issue, borrower, lessor or similar party	(c) Description of investment including maturity date, rate of interest, collateral, par, or maturity value		(d) Cost	(e) Current value
	NINTENDO LTD	280,947	shares	**	4,736,766
	NORFOLK SOUTHN CORP	24,511	shares	**	7,076,816
	NORTHROP GRUMMAN CORP	7,002	shares	**	3,992,610
	Novanta Inc	16,056	shares	**	1,910,503
	NVIDIA CORP	680,792	shares	**	126,967,708
	OLD DOMINION FREIGHT LINE	10,325	shares	**	1,618,960
	Ollies Bargain Outlet Holdings Inc.	17,727	shares	**	1,943,056
	Onto Innovation Inc.	15,047	shares	**	2,375,319
	Option Care Health Inc COM NEW	23,996	shares	**	764,513
	ORACLE CORP	49,028	shares	**	9,556,047
	PALANTIR TECHNOLOGIES INC-A	15,800	shares	**	2,808,450
	Palomar Holdings Inc	4,465	shares	**	601,703
	PAYCHEX INC	26,694	shares	**	2,994,533
	PHILIP MORRIS INTL INC	38,117	shares	**	6,113,967
	PROCTER & GAMBLE CO/THE	13,857	shares	**	1,985,847
	PROGRESSIVE CORP	21,854	shares	**	4,976,593
	RBC Bearings Inc	8,783	shares	**	3,938,561
	Repligen Corporation	7,293	shares	**	1,195,031
	ROPER TECHNOLOGIES INC	7,153	shares	**	3,184,015
	ROSS STORES INC	21,570	shares	**	3,885,620
	SCHWAB CHARLES CORP	85,499	shares	**	8,542,205
	SEA LTD ADR	32,538	shares	**	4,150,873
	SERVICENOW INC	85,347	shares	**	13,074,307
	SHERWIN-WILLIAMS CO/THE	9,154	shares	**	2,966,171
	SHOPIFY INC - CLASS A	52,816	shares	**	8,501,792
	Siteone Landscape Supply Inc	13,182	shares	**	1,641,950
	SPS Commerce Inc	5,688	shares	**	506,971
	SPX Technologies, Inc.	8,148	shares	**	1,630,089
	STARBUCKS CORP	38,438	shares	**	3,236,864
	STRYKER CORP	11,158	shares	**	3,921,702
	SYNOPSYS INC	9,668	shares	**	4,541,253
	TAIWAN SEMICONDUCTOR-SP ADR	17,744	shares	**	5,392,224
	TE CONNECTIVITY PLC	41,913	shares	**	9,535,627

(a)	(b) Identity of issue, borrower, lessor or similar party	(c) Description of investment including maturity date, rate of interest, collateral, par, or maturity value		(d) Cost	(e) Current value
	TESLA INC	58,757	shares	**	26,424,198
	TEXAS INSTRUMENTS INC	39,770	shares	**	6,899,697
	Texas Roadhouse Inc	16,704	shares	**	2,772,864
	THERMO FISHER SCIENTIFIC INC	8,897	shares	**	5,155,367
	TJX COMPANIES INC	28,390	shares	**	4,360,988
	T-MOBILE US INC	38,059	shares	**	7,727,499
	TRANSDIGM GROUP INC	1,622	shares	**	2,157,017
	Trex Company, Inc.	15,662	shares	**	549,423
	Tyler Technologies Inc.	2,453	shares	**	1,113,539
	UFP Technologies Inc.	2,747	shares	**	609,916
	UNITEDHEALTH GROUP INC	29,676	shares	**	9,796,345
	Valvoline Inc	33,829	shares	**	983,071
	Veralto Corporation	4,272	shares	**	426,260
	Vericel Corporation	35,254	shares	**	1,269,497
	Vertex Inc CL A	47,039	shares	**	939,369
	VISA INC-CLASS A SHARES	75,056	shares	**	26,322,890
	WD-40 Co.	4,552	shares	**	896,289
	WillScot Holdings Corporation COM CL A	13,048	shares	**	245,694
					$1,470,856,662
Bonds
	AAR ESCROW	6.75%	3/15/2029	**	$36,933
	AASET 2022-1A A	6.00%	5/16/2047	**	113,684
	AbbVie Inc	4.70%	5/14/2045	**	101,123
	ACRISURE LLC	6.75%	7/1/2032	**	48,166
	ACUSHNET	5.63%	12/1/2033	**	30,586
	AEP TEXAS	5.45%	5/15/2029	**	34,406
	Agree LP	5.63%	6/15/2034		87,229
	ALLIANT ENERGY	5.75%	4/1/2056	**	31,459
	ALLIANT HOLDINGS	6.50%	10/1/2031	**	26,205
	ALLIED UNIVERSAL	7.88%	2/15/2031	**	92,159
	ALTICE FRANCE	6.88%	7/15/2032	**	14,652
	AMENTUM HOLDINGS	7.25%	8/1/2032	**	27,122
	AMER AXLE & MFG	6.38%	10/15/2032	**	20,690

(a)	(b) Identity of issue, borrower, lessor or similar party	(c) Description of investment including maturity date, rate of interest, collateral, par, or maturity value		(d) Cost	(e) Current value
	AMER AXLE & MFG	7.75%	10/15/2033	**	15,571
	AMERICAN AIRLINE	7.25%	2/15/2028	**	42,008
	AMERICAN AIRLINE	8.50%	5/15/2029	**	26,434
	AMERICAN EXPRESS	5.02%	4/25/2031	**	138,318
	AMERICAN HOMES 4	5.50%	2/1/2034	**	91,024
	AMERICAN TOWER	3.70%	10/15/2049	**	33,090
	AMERICAN TOWER	5.55%	7/15/2033	**	118,064
	Amgen Inc	5.75%	3/2/2063	**	107,514
	AMPHENOL CORP	5.30%	11/15/2055	**	44,322
	AMRIZE FINANCE	4.95%	4/7/2030	**	26,897
	ANTERO MIDSTREAM	5.75%	7/1/2034	**	45,420
	ANY GRP RE/REAL	5.25%	4/15/2030	**	18,984
	ANYWHERE RE/CO-I	7.00%	4/15/2030	**	20,292
	APH/APH2/APH3/AQ	7.88%	11/1/2029	**	20,477
	AppLovin Corp	5.38%	12/1/2031	**	54,229
	ArcelorMittal SA	6.00%	6/17/2034	**	63,676
	ARCHROCK LP/FIN	6.63%	9/1/2032	**	36,894
	AREIT 2025-CRE10 A	5.35%	12/17/2029	**	100,510
	ARIZONA PUB SERV	5.90%	8/15/2055	**	130,041
	ARROW ELECTRONIC	5.88%	4/10/2034	**	63,559
	ARTHUR J GALLAGH	4.85%	12/15/2029	**	32,835
	AT&T Inc	3.50%	9/15/2053	**	104,046
	AT&T INC	6.05%	8/15/2056	**	18,803
	ATHENE GLOBAL FU	4.72%	10/8/2029	**	53,666
	ATHENE GLOBAL FU	5.03%	7/17/2030	**	35,054
	Atlassian Corp	5.25%	5/15/2029	**	41,435
	AutoZone Inc	5.13%	6/15/2030	**	61,011
	AVIATION CAPITAL	5.38%	7/15/2029	**	88,192
	AVOLON HDGS	5.75%	3/1/2029	**	187,678
	AZORRA FINANCE	7.75%	4/15/2030	**	21,523
	AZORRA FINANCE	7.25%	1/15/2031	**	43,513
	BANK 2017-BNK6 XA	0.76%	7/1/2060	**	20,982
	BANK 2019-BN20 XA	0.81%	9/1/2062	**	56,299

(a)	(b) Identity of issue, borrower, lessor or similar party	(c) Description of investment including maturity date, rate of interest, collateral, par, or maturity value		(d) Cost	(e) Current value
	BANK 2020-BN27 A5	2.14%	4/1/2063	**	112,161
	BANK 2022-BNK39 AS	3.18%	2/1/2055	**	91,184
	BANK 2025-BNK50 XA	0.34%	5/1/2068	**	95,839
	BANK OF AMER CRP	5.47%	1/23/2035	**	45,840
	BANK OF AMER CRP	5.74%	2/12/2036	**	56,423
	BANK OF AMER CRP	6.63%	8/1/2174	**	33,721
	BANK OF NY MELLO	5.06%	7/22/2032	**	99,570
	BANK5 2024-5YR10 AS	5.64%	10/1/2057	**	77,508
	BANK5 2024-5YR9 A3	5.61%	8/1/2057	**	60,674
	BANK5 2025-5YR16 AS	5.75%	8/1/2063	**	104,107
	BANK5 2025-5YR18 A3	5.15%	12/1/2058	**	103,309
	BAT Capital Corp	4.54%	8/15/2047	**	44,917
	BAT Capital Corp	5.63%	8/15/2035	**	64,871
	BAUSCH + LOMB CO	8.38%	10/1/2028	**	47,967
	BAUSCH HEALTH	5.25%	1/30/2030	**	10,899
	BBCMS 2021-C11 ASB	2.11%	9/1/2054	**	95,024
	BBCMS 2021-C12 A5	2.69%	11/1/2054	**	89,969
	BBCMS 2021-C9 A5	2.30%	2/1/2054	**	90,340
	BBCMS 2022-C16 A5	4.60%	6/1/2055	**	99,883
	BBCMS 2024-5C29 A3	5.21%	9/1/2057	**	60,933
	BBCMS 2024-C24 A5	5.42%	2/1/2057	**	104,896
	BBCMS 2025-5C34 A3	5.66%	5/1/2058	**	105,247
	BBIRD 2021-1A A	2.44%	7/15/2046	**	90,104
	BELL CANADA	6.88%	9/15/2055	**	35,908
	BFLD 2025-FPM A	5.01%	10/1/2040	**	101,670
	BIOGEN INC	5.05%	1/15/2031	**	126,665
	Black Hills Corp	6.00%	1/15/2035	**	118,302
	BLOCK FINANCIAL	5.38%	9/15/2032	**	67,679
	BMARK 2019-B11 A4	3.28%	5/1/2052	**	97,130
	BMARK 2020-B19 AS	2.15%	9/1/2053	**	84,703
	BMARK 2021-B31 A5	2.67%	12/1/2054	**	89,927
	BMARK 2022-B32 AS	3.41%	1/1/2055	**	88,427
	BMARK 2024-V11 A3	5.91%	11/1/2057	**	65,513

(a)	(b) Identity of issue, borrower, lessor or similar party	(c) Description of investment including maturity date, rate of interest, collateral, par, or maturity value		(d) Cost	(e) Current value
	BMARK 2024-V8 A3	6.19%	7/1/2057	**	65,833
	BMARK 2024-V9 A3	5.60%	8/1/2057	**	104,444
	BMARK 2025-V15 AS	6.17%	6/1/2058	**	105,584
	BMARK 2025-V17 A3	5.07%	9/1/2058	**	65,899
	BMARK 2025-V18 AS	5.59%	10/1/2058	**	103,564
	BMO 2024-5C6 A3	5.32%	9/1/2057	**	59,945
	BMO 2024-5C7 AS	5.89%	11/1/2057	**	44,454
	BMO 2025-5C11 AS	5.94%	7/1/2058	**	78,485
	BROADCOM INC	3.50%	2/15/2041	**	115,852
	BROWN & BROWN	6.25%	6/23/2055	**	26,064
	BUCKEYE PARTNERS	6.88%	7/1/2029	**	32,351
	BUILDERS FIRSTSO	6.38%	3/1/2034	**	47,539
	BUILDERS FIRSTSO	6.75%	5/15/2035	**	31,662
	BUNGE LTD FIN CP	4.65%	9/17/2034	**	72,638
	BURLINGTON NORTH	5.50%	3/15/2055	**	56,195
	BX 2025-ARIA C	5.52%	12/1/2042	**	101,324
	CAESARS ENT	6.00%	10/15/2032	**	44,364
	CAMPBELLS CO/THE	5.40%	3/21/2034	**	60,997
	CARDINAL HEALTH	4.60%	3/15/2043	**	50,964
	CARDINAL HEALTH	4.50%	11/15/2044	**	6,939
	CARLISLE COS INC	5.55%	9/15/2040	**	26,894
	Carnival Corp	6.13%	2/15/2033	**	22,181
	CARNIVAL CORP	5.75%	8/1/2032	**	26,347
	CARNIVAL CORP	5.13%	5/1/2029	**	21,471
	CARVANA CO 144A 20230901 9% 20300601	9.00%	6/1/2030	**	598,385
	CARVANA CO 144A 20230901 9% 20310601	9.00%	6/1/2031	**	880,864
	CCL INDS INC	3.05%	6/1/2030	**	61,535
	CCO HOLDINGS LLC	4.25%	1/15/2034	**	17,416
	CCO HOLDINGS LLC	4.75%	2/1/2032	**	23,362
	CCO HOLDINGS LLC	5.13%	5/1/2027	**	25,194
	CCO HOLDINGS LLC	4.75%	3/1/2030	**	38,860
	CELANESE US HLDS	6.50%	4/15/2030	**	10,195
	CELANESE US HLDS	6.75%	4/15/2033	**	10,099

(a)	(b) Identity of issue, borrower, lessor or similar party	(c) Description of investment including maturity date, rate of interest, collateral, par, or maturity value		(d) Cost	(e) Current value
	CGCMT 2022-GC48 A5	4.58%	5/1/2054	**	100,250
	CGMS 2024-2A D	7.71%	4/25/2037	**	515,245
	CHENIERE ENERGY	4.63%	10/15/2028	**	109,918
	CHENIERE ENERGY	5.65%	4/15/2034	**	66,136
	CHENIERE ENERGYP	4.00%	3/1/2031	**	61,219
	CHORD ENERGY	6.75%	3/15/2033	**	36,913
	CHORD ENERGY	6.00%	10/1/2030	**	20,625
	CHS/COMMUNITY	6.00%	1/15/2029	**	30,938
	CIFC 2020-3A A1R2	5.07%	10/20/2038	**	505,094
	CIPHER COMPUTE	7.13%	11/15/2030	**	20,549
	CITIGROUP INC	4.95%	5/7/2031	**	54,547
	CITIGROUP INC	4.50%	9/11/2031	**	37,634
	Citigroup Inc	3.06%	1/25/2033	**	121,772
	CITIGROUP INC	6.88%	11/15/2174	**	33,553
	CLARIOS GLOBAL	6.75%	2/15/2030	**	58,963
	CLARIOS GLOBAL	6.75%	9/15/2032	**	58,212
	CLD SFTWR GRP IN	9.00%	9/30/2029	**	15,974
	CLD SFTWR GRP IN	6.63%	8/15/2033	**	15,253
	CLEAR CHANNEL OU	7.50%	6/1/2029	**	20,002
	CLEAR CHANNEL OU	7.13%	2/15/2031	**	37,792
	CLYDESDALE ACQUI	6.75%	4/15/2032	**	52,160
	CMS ENERGY	6.50%	6/1/2055	**	31,028
	CNX RESOURCES CO	6.00%	1/15/2029	**	20,714
	COLONIAL ENT INC	5.63%	11/15/2035	**	38,677
	COMMONWEALTH EDI	5.95%	6/1/2055	**	126,525
	CommScope LLC	9.50%	12/15/2031	**	5,076
	CONSUMERS ENERGY	4.50%	1/15/2031	**	37,516
	COREWEAVE INC	9.25%	6/1/2030	**	18,770
	CORNERSTONE BU	9.50%	8/15/2029	**	15,534
	COUGAR JV SUBSID	8.00%	5/15/2032	**	16,246
	CRH AMERICA FIN	4.40%	2/9/2031	**	62,739
	CSAIL 2017-CX9 XA	0.58%	9/1/2050	**	10,563
	CSMC 2021-B33 B	3.64%	10/1/2043	**	89,916

(a)	(b) Identity of issue, borrower, lessor or similar party	(c) Description of investment including maturity date, rate of interest, collateral, par, or maturity value		(d) Cost	(e) Current value
	CSX Corp	3.80%	11/1/2046	**	103,690
	CYRUS 2024-2A A2	4.50%	5/20/2049	**	122,327
	DAFC 2017-AMO A	3.64%	6/1/2035	**	97,612
	Dcli Bidco LLC	7.75%	11/15/2029	**	36,352
	DEALER TIRE LLC	8.00%	2/1/2028	**	25,968
	Dell Inc	6.50%	4/15/2038	**	31,619
	DIRECTV FIN/DTV	5.88%	8/15/2027	**	17,487
	DIRECTV FINANCIN	8.88%	2/1/2030	**	31,146
	DISH DBS Corp	5.13%	6/1/2029	**	13,390
	DISH DBS Corp	5.75%	12/1/2028	**	24,679
	DNFRA 2021-1A B	2.36%	4/15/2049	**	487,576
	DORNOCH DEBT MER	6.63%	10/15/2029	**	13,215
	DPABS 2025-1A A2II	5.22%	7/25/2055	**	101,945
	DT MIDSTREAM	4.13%	6/15/2029	**	32,641
	DTE Energy Co	5.85%	6/1/2034	**	92,177
	DUKE ENERGY COR	5.00%	8/15/2052	**	37,005
	DUKE ENERGY COR	5.80%	6/15/2054	**	85,671
	EASTERN ENERGY	5.65%	10/15/2054	**	60,767
	EchoStar Corp	10.75%	11/30/2029	**	22,317
	ELEMENT FLEET MA	5.04%	3/25/2030	**	63,193
	ELEVANCE HEALTH	4.55%	5/15/2052	**	34,387
	ELLUCIAN HOLDING	6.50%	12/1/2029	**	30,827
	EMRLD BOR / EMRD	6.75%	7/15/2031	**	43,438
	EMRLD BOR / EMRD	6.63%	12/15/2030	**	73,199
	ENERGIZER HLDGS	6.00%	9/15/2033	**	24,424
	ENTERGY LA LLC	5.80%	3/15/2055	**	124,151
	Equinix Inc	2.95%	9/15/2051	**	62,602
	ESSENTIAL PROPER	5.40%	12/1/2035	**	36,246
	EXPAND ENRGY	6.75%	4/15/2029	**	37,747
	EXPEDIA GRP INC	3.80%	2/15/2028	**	112,082
	EXTRA SPACE STOR	5.40%	6/15/2035	**	61,681
	FERTITTA ENT LLC	6.75%	1/15/2030	**	14,739
	FG G61645	4.00%	10/1/2048	**	26,814

(a)	(b) Identity of issue, borrower, lessor or similar party	(c) Description of investment including maturity date, rate of interest, collateral, par, or maturity value		(d) Cost	(e) Current value
	FIRST IND LP	5.25%	1/15/2031	**	82,233
	Fiserv Inc	5.45%	3/15/2034	**	111,277
	FLASH COMPUTE	7.25%	12/31/2030	**	29,772
	FLEX LTD	5.38%	11/13/2035	**	33,171
	FLORIDA GAS TRAN	5.75%	7/15/2035	**	27,882
	FLOWERS FOODS	5.75%	3/15/2035	**	60,282
	FN AR8604	3.00%	7/1/2043	**	225,411
	FN BR2217	2.50%	8/1/2051	**	313,604
	FN BS4941	2.46%	4/1/2032	**	261,118
	FN BZ1438	4.97%	7/1/2031	**	975,908
	FN BZ4013	4.48%	6/1/2030	**	385,578
	FN BZ4558	5.60%	8/1/2055	**	387,270
	FN CB2168	3.00%	11/1/2051	**	162,372
	FN CB7272	6.00%	10/1/2053	**	220,261
	FN CB7335	5.50%	10/1/2053	**	308,096
	FN CB8138	5.50%	3/1/2054	**	111,324
	FN CB8692	5.50%	6/1/2054	**	330,431
	FN DC9234	5.50%	12/1/2054	**	311,752
	FN FA0372	2.50%	1/1/2054	**	484,999
	FN FA1142	6.00%	10/1/2054	**	565,453
	FN FA1144	6.00%	6/1/2054	**	140,811
	FN FA2724	5.50%	9/1/2055	**	565,323
	FN FM9934	3.00%	12/1/2048	**	212,241
	FN FS5420	2.50%	3/1/2052	**	265,473
	FN FS5875	2.50%	4/1/2052	**	266,308
	FN FS6309	6.00%	12/1/2053	**	219,160
	FN FS8999	6.00%	8/1/2054	**	281,488
	FN FS9728	3.00%	3/1/2052	**	163,447
	FN MA4492	2.00%	12/1/2051	**	491,303
	FN MA4709	5.00%	7/1/2052	**	163,736
	FN MA4805	4.50%	11/1/2052	**	292,254
	FNR 2018-21 PO	—%	4/1/2048	**	91,061
	FR SD0905	3.00%	3/1/2052	**	326,950

(a)	(b) Identity of issue, borrower, lessor or similar party	(c) Description of investment including maturity date, rate of interest, collateral, par, or maturity value		(d) Cost	(e) Current value
	FR SD1084	3.50%	5/1/2051	**	567,081
	FR SD2347	5.50%	2/1/2053	**	267,836
	FR SD2912	5.00%	5/1/2053	**	469,969
	FR SD3803	2.00%	2/1/2052	**	287,977
	FR SD3892	5.50%	9/1/2053	**	386,461
	FR SD4301	6.00%	11/1/2053	**	288,390
	FR SD5249	5.50%	4/1/2054	**	331,628
	FR SD5573	3.00%	8/1/2052	**	675,527
	FR SD5677	5.00%	3/1/2054	**	276,462
	FR SD6815	6.00%	4/1/2054	**	441,212
	FR SD7538	2.00%	4/1/2051	**	133,178
	FR SD7553	3.00%	3/1/2052	**	176,572
	FR SD7564	5.00%	6/1/2053	**	278,960
	FR SD7568	5.50%	2/1/2054	**	429,027
	FR SD8146	2.00%	5/1/2051	**	479,404
	FR SD8161	2.50%	8/1/2051	**	922,017
	FR SD8245	4.50%	9/1/2052	**	348,754
	FR SD8276	5.00%	12/1/2052	**	379,032
	FR SL1712	6.00%	12/1/2054	**	483,138
	FREE MTGE HOLD	8.38%	4/1/2032	**	10,744
	FSRIA 2025-FL10 A	5.12%	8/19/2042	**	100,424
	FTAI AVIATION IN	5.88%	4/15/2033	**	15,443
	FULL HOUSE RESOR	8.25%	2/15/2028	**	13,555
	GARDA SECURITY	8.25%	8/1/2032	**	79,103
	GARDA SECURITY	8.38%	11/15/2032	**	46,385
	GARDA SECURITY	6.50%	1/15/2031	**	25,795
	GATX Corp	5.20%	3/15/2044	**	25,969
	GATX Corp	5.50%	6/15/2035	**	35,983
	GE HEALTHCARE	4.80%	1/15/2031	**	63,790
	GENESEE & WYOMIN	6.25%	4/15/2032	**	47,056
	GGAM Finance Ltd	6.88%	4/15/2029	**	36,897
	GLB AIR LEASE CO	8.75%	9/1/2027	**	133,433
	GLOBAL PAY INC	5.55%	11/15/2035	**	31,049

(a)	(b) Identity of issue, borrower, lessor or similar party	(c) Description of investment including maturity date, rate of interest, collateral, par, or maturity value		(d) Cost	(e) Current value
	Goat Holdco LLC	6.75%	2/1/2032	**	26,400
	GOLDMAN SACHS GP	6.85%	8/10/2174	**	31,052
	GOLDMAN SACHS GP	4.37%	10/21/2031	**	64,405
	GOLDMAN SACHS GP	4.94%	10/21/2036	**	63,171
	GRAHAM HOLDINGS	5.63%	12/1/2033	**	35,626
	GRAY MEDIA	9.63%	7/15/2032	**	27,053
	GRAY MEDIA	7.25%	8/15/2033	**	26,346
	Griffon Corp	5.75%	3/1/2028	**	76,624
	GSKY 2025-3A D	5.15%	12/27/2060	**	150,174
	GUARDIAN LIFE	4.80%	4/28/2030	**	54,630
	GULFPORT ENERGY	6.75%	9/1/2029	**	42,257
	GULFSTREAM NAT	5.60%	7/23/2035	**	38,923
	HART 2024-C C	4.86%	2/17/2032	**	203,404
	HARVEST MIDSTREA	7.50%	5/15/2032	**	36,846
	HERC HOLDINGS	7.00%	6/15/2030	**	26,403
	HERC HOLDINGS	5.75%	3/15/2031	**	10,178
	HERC HOLDINGS	6.00%	3/15/2034	**	10,164
	HILCORP ENERGY I	7.25%	2/15/2035	**	24,459
	HP ENTERPRISE	5.00%	10/15/2034	**	124,263
	HUB INTL LTD	7.25%	6/15/2030	**	15,806
	HUBBELL INC	4.80%	11/15/2035	**	36,007
	HYUNDAI CAP AMER	5.30%	1/8/2029	**	114,664
	ILLUMINA INC	4.75%	12/12/2030	**	52,759
	IQVIA Inc	6.25%	2/1/2029	**	72,411
	JBS HLD/FD/LUX	3.75%	12/1/2031	**	86,886
	JETBLUE AIRW/LOY	9.88%	9/20/2031	**	10,114
	JPMORGAN CHASE	5.14%	1/24/2031	**	53,866
	JPMORGAN CHASE	5.10%	4/22/2031	**	120,951
	JPMORGAN CHASE	5.58%	7/23/2036	**	42,372
	JPMORGAN CHASE	4.81%	10/22/2036	**	66,169
	KENTUCKY UTIL	5.85%	8/15/2055	**	26,819
	KINDER MORGAN EN	6.95%	1/15/2038	**	32,389
	KODIAK GAS SERVI	7.25%	2/15/2029	**	74,784

(a)	(b) Identity of issue, borrower, lessor or similar party	(c) Description of investment including maturity date, rate of interest, collateral, par, or maturity value		(d) Cost	(e) Current value
	KODIAK GAS SERVI	6.50%	10/1/2033	**	15,640
	KODIAK GAS SERVI	6.75%	10/1/2035	**	15,756
	KROGER CO	5.65%	9/15/2064	**	62,166
	KYNDRYL HOLDINGS	4.10%	10/15/2041	**	119,103
	LABORATORY CORP	4.55%	4/1/2032	**	113,195
	LAMAR MEDIA CORP	5.38%	11/1/2033	**	30,271
	LCCM 2017-LC26 C	4.71%	7/3/2050	**	94,238
	LEVEL 3 FIN INC	6.88%	6/30/2033	**	51,214
	Life Time Inc	6.00%	11/15/2031	**	61,968
	LIFEPOINT HEALTH	10.00%	6/1/2032	**	32,150
	LIGHT & WONDER	6.25%	10/1/2033	**	36,040
	LINDBLAD EXPEDIT	7.00%	9/15/2030	**	26,728
	LINEAGE OP LP	5.25%	7/15/2030	**	62,289
	LMRK 2025-1A A	5.52%	9/15/2055	**	151,940
	LNCR 2025-CRE8 A	5.12%	8/17/2042	**	100,352
	LOCKHEED MARTIN	5.00%	8/15/2035	**	65,530
	Lowe's Cos Inc	5.63%	4/15/2053	**	34,389
	MACQUARIE AIR	5.15%	3/17/2030	**	62,791
	MACQUARIE AIR	5.20%	3/27/2028	**	63,795
	Madison IAQ LLC	5.88%	6/30/2029	**	79,591
	MARRIOTT INTL	5.30%	5/15/2034	**	64,386
	MARRIOTT INTL	4.50%	10/15/2031	**	63,177
	Mars Inc	5.70%	5/1/2055	**	61,387
	MARVELL TECH INC	5.95%	9/15/2033	**	121,771
	MasTec Inc	5.90%	6/15/2029	**	63,809
	MATADOR RESOURC	6.50%	4/15/2032	**	30,856
	MATTEL INC	5.00%	11/17/2030	**	25,334
	McDonald's Corp	5.45%	8/14/2053	**	52,598
	MCGRAW-HILL ED	5.75%	8/1/2028	**	20,596
	MCGRAW-HILL ED	7.38%	9/1/2031	**	10,804
	MEDLINE BOR/CO-I	6.25%	4/1/2029	**	84,051
	MEDLINE BORROWER	5.25%	10/1/2029	**	35,669
	MERCK & CO INC	5.70%	9/15/2055	**	81,291

(a)	(b) Identity of issue, borrower, lessor or similar party	(c) Description of investment including maturity date, rate of interest, collateral, par, or maturity value		(d) Cost	(e) Current value
	META PLATFORMS	5.40%	8/15/2054	**	110,380
	METIS MERGER SUB	6.50%	5/15/2029	**	19,984
	MetLife Inc	6.35%	3/15/2055	**	53,691
	MF1 2025-FL17 A	5.05%	2/18/2040	**	100,465
	MICHAELS COS INC	5.25%	5/1/2028	**	9,713
	MIDWEST GMNG BOR	4.88%	5/1/2029	**	34,736
	MINERVA MERGER	6.50%	2/15/2030	**	40,896
	MITR BRDN / MIWD	6.75%	4/1/2032	**	36,494
	MOLEX ELECT TECH	5.25%	4/30/2032	**	70,433
	Morgan Stanley	5.95%	1/19/2038	**	31,302
	Morgan Stanley	5.94%	2/7/2039	**	62,365
	MORGAN STANLEY	4.36%	10/22/2031	**	32,169
	MOTOROLA SOLUTIO	5.20%	8/15/2032	**	54,047
	MSAIC 2020-2A B	2.21%	8/20/2046	**	30,288
	MSBAM 2012-CKSV CK	4.16%	10/1/2030	**	131,068
	MVWOT 2021-1WA C	1.94%	1/22/2041	**	40,349
	NABORS INDS INC	9.13%	1/31/2030	**	21,750
	NABORS INDS INC	7.63%	11/15/2032	**	14,915
	NATIONAL FUEL GA	5.95%	3/15/2035	**	25,574
	NAVTR 2021-1 A	2.77%	11/15/2046	**	96,085
	NCL CORP	5.88%	1/15/2031	**	10,138
	NCL CORP	6.25%	9/15/2033	**	10,181
	NEPTUNE BIDCO US	10.38%	5/15/2031	**	15,622
	NETAPP INC	5.50%	3/17/2032	**	30,642
	Netflix Inc	5.40%	8/15/2054	**	81,192
	NEW YORK LIFE	6.75%	11/15/2039	**	31,122
	NEWELL BRANDS I	6.38%	5/15/2030	**	14,790
	NEXTERA ENERGY	5.90%	3/15/2055	**	30,874
	NGL EN OP/FIN	8.13%	2/15/2029	**	15,735
	NiSource Inc	5.35%	4/1/2034	**	113,045
	NiSource Inc	6.95%	11/30/2054	**	30,510
	NiSource Inc	5.85%	4/1/2055	**	51,625
	NISSAN MOTOR ACC	6.13%	9/30/2030	**	30,496

(a)	(b) Identity of issue, borrower, lessor or similar party	(c) Description of investment including maturity date, rate of interest, collateral, par, or maturity value		(d) Cost	(e) Current value
	NORTHROP GRUMMAN	5.20%	6/1/2054	**	101,657
	NOVELIS CORP	6.88%	1/30/2030	**	16,015
	NRG Energy Inc	6.00%	2/1/2033	**	26,170
	NXP BV/NXP FDG	4.85%	8/19/2032	**	52,266
	OCT34 2017-1A D	6.65%	1/20/2030	**	509,383
	Olin Corp	6.63%	4/1/2033	**	20,206
	OMEGA HEALTHCARE	3.38%	2/1/2031	**	64,485
	ONEMAIN FINANCE	7.50%	5/15/2031	**	31,874
	ONEMAIN FINANCE	6.50%	3/15/2033	**	36,082
	Oracle Corp	5.20%	9/26/2035	**	31,109
	ORACLE CORP	5.88%	9/26/2045	**	46,876
	O'REILLY AUTOMOT	5.00%	8/19/2034	**	59,505
	OSCAR 2021-2A A4	1.27%	9/11/2028	**	139,989
	Owens Corning	5.70%	6/15/2034	**	54,842
	PANTHER ESCROW	7.13%	6/1/2031	**	31,201
	PARK INTERMED HL	7.00%	2/1/2030	**	47,665
	Paychex Inc	5.35%	4/15/2032	**	124,664
	PENNYMAC FIN SVC	7.88%	12/15/2029	**	16,023
	PENNYMAC FIN SVC	6.88%	5/15/2032	**	21,125
	PENSKE TRUCK LE	5.25%	2/1/2030	**	122,028
	PERMIAN RESR OPR	6.25%	2/1/2033	**	61,034
	PHILIP MORRIS IN	5.38%	2/15/2033	**	62,930
	PHILIP MORRIS IN	5.25%	2/13/2034	**	59,029
	PHILLIPS EDIS	5.25%	8/15/2032	**	70,535
	PNC FINANCIAL	5.37%	7/21/2036	**	43,165
	POST HOLDINGS IN	6.38%	3/1/2033	**	98,062
	PRUDENTIAL FIN	5.20%	3/14/2035	**	77,082
	PSEG POWER LLC	5.20%	5/15/2030	**	42,231
	QNITY ELECTRONIC	6.25%	8/15/2033	**	26,535
	Qorvo Inc	3.38%	4/1/2031	**	49,654
	QUANTA SERVICES	5.25%	8/9/2034	**	57,556
	QUEST DIAGNOSTIC	5.00%	12/15/2034	**	119,785
	QUIKRETE HOLDING	6.75%	3/1/2033	**	37,362

(a)	(b) Identity of issue, borrower, lessor or similar party	(c) Description of investment including maturity date, rate of interest, collateral, par, or maturity value		(d) Cost	(e) Current value
	QXO BLDG PRODUCT	6.75%	4/30/2032	**	21,133
	RADIOLOGY PARTNE	8.50%	7/15/2032	**	43,545
	REPUBLIC SVCS	5.15%	3/15/2035	**	62,936
	RHP HOTEL PPTY	6.50%	6/15/2033	**	47,091
	RIO TINTO FIN PL	5.75%	3/14/2055	**	35,293
	RIVERS BOR/FIN	6.63%	2/1/2033	**	68,290
	RIVERS LLC/CORP	6.25%	10/15/2030	**	15,534
	ROCKET COS INC	6.38%	8/1/2033	**	26,942
	Rollins Inc	5.25%	2/24/2035	**	27,022
	ROPER TECHNOLOGI	4.25%	9/15/2028	**	19,383
	ROYAL BK CANADA	4.31%	11/3/2031	**	127,324
	ROYAL CARIBBEAN	5.38%	7/15/2027	**	33,045
	ROYAL CARIBBEAN	5.38%	1/15/2036	**	54,972
	ROYALTY PHARM	5.15%	9/2/2029	**	56,444
	ROYALTY PHARM	5.95%	9/25/2055	**	39,468
	Sabre GLBL Inc	8.63%	6/1/2027	**	5,247
	Sabre GLBL Inc	10.75%	11/15/2029	**	11,242
	SABRE GLBL INC	10.75%	3/15/2030	**	13,279
	SCLGX 2025-1A A2	5.67%	7/25/2055	**	100,574
	SCLP 2025-3 A	4.47%	8/15/2034	**	76,229
	Seaspan Corp	5.50%	8/1/2029	**	38,938
	SGCMS 2016-C5 XA	1.81%	10/1/2048	**	2,189
	SIRIUS XM RADIO	5.50%	7/1/2029	**	51,813
	SLAM 2024-1A A	5.34%	9/15/2049	**	232,104
	SM Energy Co	7.00%	8/1/2032	**	30,386
	SOLSTICE ADVANCE	5.63%	9/30/2033	**	5,118
	SONOCO PRODUCTS	4.60%	9/1/2029	**	59,384
	SOUTHERN CO	6.38%	3/15/2055	**	20,198
	SOUTHERN GAS	4.05%	9/15/2028	**	21,279
	SOUTHERN NAT GAS	5.45%	8/1/2035	**	16,762
	SOUTHERN POWER	4.90%	10/1/2035	**	36,134
	STANDARD BUILDIN	6.50%	8/15/2032	**	21,096
	STANDARD BUILDIN	5.88%	3/15/2034	**	15,110

(a)	(b) Identity of issue, borrower, lessor or similar party	(c) Description of investment including maturity date, rate of interest, collateral, par, or maturity value		(d) Cost	(e) Current value
	Staples Inc	10.75%	9/1/2029	**	25,782
	STAR LEASING CO	7.63%	2/15/2030	**	19,199
	STARWOOD PROP TR	5.25%	10/15/2028	**	46,055
	STATION CAS	6.63%	3/15/2032	**	36,671
	STKPK 2022-1A AR	5.26%	10/15/2037	**	507,750
	STWD 2021-FL2 A	5.05%	4/18/2038	**	42,034
	SUN COMMUNITIES	2.70%	7/15/2031	**	65,444
	SUZANO NETHERLAN	5.50%	1/15/2036	**	37,332
	SWTCH 2024-2A B	6.20%	6/25/2054	**	252,327
	TALEN ENERGY SUP	6.25%	2/1/2034	**	20,630
	TALLGRASS NRG	7.38%	2/15/2029	**	15,977
	TALLGRASS NRG	6.75%	3/15/2034	**	15,327
	TAYLOR MORRISON	5.75%	11/15/2032	**	31,130
	TELUS CORP	7.00%	10/15/2055	**	64,435
	TENET HEALTHCARE	6.00%	11/15/2033	**	5,187
	TENET HEALTHCARE	5.50%	11/15/2032	**	5,105
	TEXTRON INC	5.50%	5/15/2035	**	62,725
	T-Mobile USA Inc	5.50%	1/15/2055	**	59,390
	T-Mobile USA Inc	5.25%	6/15/2055	**	35,651
	T-Mobile USA Inc	5.88%	11/15/2055	**	31,333
	TORONTO DOM BANK	4.93%	10/15/2035	**	32,328
	TRANS-ALLEGHENY	5.00%	1/15/2031	**	125,064
	TRANSDIGM INC	6.38%	5/31/2033	**	51,615
	TRANSDIGM INC	6.25%	1/31/2034	**	5,306
	TRANSDIGM INC	6.75%	1/31/2034	**	5,335
	TRAVELERS COS	5.70%	7/24/2055	**	26,174
	TRIDENT TPI HOLD	12.75%	12/31/2028	**	25,656
	TRITON CONTAINER	3.25%	3/15/2032	**	56,075
	TRUIST FINANCIAL	5.15%	8/5/2032	**	118,112
	UBER TECHNOLOGIE	4.80%	9/15/2034	**	119,713
	UBSCM 2017-C4 A3	3.30%	10/1/2050	**	90,558
	UKG Inc	6.88%	2/1/2031	**	74,021
	UNITED NATURAL	6.75%	10/15/2028	**	101,999

(a)	(b) Identity of issue, borrower, lessor or similar party	(c) Description of investment including maturity date, rate of interest, collateral, par, or maturity value		(d) Cost	(e) Current value
	UNITED RENTAL NA	5.38%	11/15/2033	**	20,088
	UNITI / CSL	8.63%	6/15/2032	**	19,793
	UNIVISION COMM	7.38%	6/30/2030	**	25,505
	US Foods Inc	5.75%	4/15/2033	**	61,899
	VAIL RESORTS	6.50%	5/15/2032	**	15,700
	VALE OVERSEAS	6.40%	6/28/2054	**	52,124
	VENTURE GLOBAL	7.50%	5/1/2033	**	10,936
	VENTURE GLOBAL	6.50%	1/15/2034	**	31,707
	VENTURE GLOBAL	6.13%	12/15/2030	**	10,227
	VENTURE GLOBAL L	8.13%	6/1/2028	**	15,303
	VENTURE GLOBAL L	8.38%	6/1/2031	**	20,040
	VENTURE GLOBAL L	9.88%	2/1/2032	**	10,748
	VERALTO CORP	5.45%	9/18/2033	**	32,850
	VeriSign Inc	5.25%	6/1/2032	**	76,418
	VERISK ANALYTICS	5.25%	6/5/2034	**	62,865
	VERITIV OPERATIN	10.50%	11/30/2030	**	27,138
	VERIZON COMM INC	5.75%	11/30/2045	**	77,949
	VERTIV GROUP COR	4.13%	11/15/2028	**	30,801
	VIC HLDG/VIC FIN	8.75%	9/15/2029	**	76,002
	VICI PROPERTIES	4.63%	12/1/2029	**	121,278
	Videotron Ltd	5.70%	1/15/2035	**	63,996
	VIK CRUISES LTD	5.88%	10/15/2033	**	51,483
	VIPER ENERGY PAR	4.90%	8/1/2030	**	21,706
	VIRGINIA EL&PWR	5.55%	8/15/2054	**	42,620
	VIRGINIA EL&PWR	5.60%	9/15/2055	**	24,736
	VISTRA OPERATION	4.38%	5/1/2029	**	63,695
	VISTRA OPERATION	7.75%	10/15/2031	**	21,520
	Vital Energy Inc	7.88%	4/15/2032	**	10,026
	VOYAGER PARENT L	9.25%	7/1/2032	**	33,594
	VSP OPTICAL GROU	5.45%	12/1/2035	**	46,581
	VT Topco Inc	8.50%	8/15/2030	**	27,031
	WAND NEWCO 3	7.63%	1/30/2032	**	16,362
	WARNERMEDIA HLDG	4.28%	3/15/2032	**	8,917

(a)	(b) Identity of issue, borrower, lessor or similar party	(c) Description of investment including maturity date, rate of interest, collateral, par, or maturity value		(d) Cost	(e) Current value
	WARNERMEDIA HLDG	5.05%	3/15/2042	**	10,817
	WARNERMEDIA HLDG	4.05%	3/15/2029	**	19,697
	WASTE CONNECT	5.25%	9/1/2035	**	53,289
	WATCO COS LLC/FI	7.13%	8/1/2032	**	32,327
	Wayfair LLC	7.25%	10/31/2029	**	21,200
	WAYFAIR LLC	6.75%	11/15/2032	**	20,788
	WBI OPERATING	6.50%	10/15/2033	**	50,605
	WEATHERFORD INTE	6.75%	10/15/2033	**	52,029
	WEC ENERGY GROUP	5.63%	5/15/2056	**	43,672
	WELLS FARGO CO	5.15%	4/23/2031	**	187,592
	WELLS FARGO CO	4.89%	9/15/2036	**	66,770
	WESCO DISTRIBUT	6.38%	3/15/2033	**	21,270
	WESTINGHOUSE AIR	4.90%	5/29/2030	**	120,423
	WFCM 2017-C38 XA	0.90%	7/1/2050	**	24,321
	WFCM 2019-C50 A4	3.47%	5/1/2052	**	96,435
	WFCM 2020-C57 A4	2.12%	8/1/2053	**	91,236
	WFCM 2020-C58 A3	1.81%	7/1/2053	**	87,802
	WFCM 2021-C59 XA	1.48%	4/1/2054	**	46,541
	WFCM 2021-C60 A3	2.06%	8/1/2054	**	111,229
	WFCM 2025-5C4 A3	5.67%	5/1/2058	**	105,075
	WFCM 2025-5C6 AS	5.58%	10/1/2058	**	82,899
	WHIRLPOOL CORP	6.50%	6/15/2033	**	24,333
	WILLIS NORTH AME	4.55%	3/15/2031	**	35,097
	WINDR 2021-3A D1AR	6.88%	4/20/2038	**	507,871
	WINDST SERVI/ESC	8.25%	10/1/2031	**	10,713
	WINDSTREAM SERV	7.50%	10/15/2033	**	10,437
	WR GRACE HOLDING	5.63%	8/15/2029	**	34,196
	XPO Inc	7.13%	6/1/2031	**	36,844
	ZIMMER BIOMET	5.20%	9/15/2034	**	120,093
	Zoetis Inc	4.70%	2/1/2043	**	23,449
					$44,852,835
U.S. Government Issued Securities
	Ginnie Mae II Pool	2.50%	12/1/2050	**	$282,617

(a)	(b) Identity of issue, borrower, lessor or similar party	(c) Description of investment including maturity date, rate of interest, collateral, par, or maturity value		(d) Cost	(e) Current value
	Ginnie Mae II Pool	3.00%	11/1/2051	**	321,962
	Ginnie Mae II Pool	2.50%	11/1/2051	**	239,929
	Ginnie Mae II Pool	3.00%	2/1/2052	**	439,787
	Ginnie Mae II Pool	3.00%	4/1/2052	**	209,941
	Ginnie Mae II Pool	3.50%	7/1/2051	**	432,617
	Ginnie Mae II Pool	2.50%	10/1/2050	**	478,501
	Ginnie Mae II Pool	3.00%	5/1/2051	**	580,818
	Government National Mortgage Association	2.00%	12/1/2050	**	31,392
	United States Treasury Note/Bond	1.25%	5/15/2050	**	1,369,842
	United States Treasury Note/Bond	1.38%	8/15/2050	**	1,193,105
	United States Treasury Note/Bond	1.13%	5/15/2040	**	2,227,202
	United States Treasury Note/Bond	1.88%	2/15/2041		1,165,010
	United States Treasury Note/Bond	1.75%	8/15/2041	**	1,840,611
	United States Treasury Note/Bond	0.88%	11/15/2030	**	5,410,417
	United States Treasury Note/Bond	3.88%	8/15/2034	**	3,897,897
	United States Treasury Inflation-Indexed Note/Bond	0.38%	7/15/2027	**	249,828
	United States Treasury Inflation-Indexed Note/Bond	1.63%	10/15/2027	**	332,625
	United States Treasury Inflation-Indexed Note/Bond	0.50%	1/15/2028	**	259,380
					$20,963,481

Self-Directed Brokerage Account
	Brokeragelink	Combination of common stock, bonds, mutual funds, and ETFs		**	$368,805,365

Participant Loans
*	Participant loans	Interest rates range from 3.25% to 9.50% with maturity at various dates		**	$50,254,104

Total Investments (Held at End of Year)					$7,069,487,601

*	Party-in-Interest
**	Historical cost not required to be presented as all investments are participant-directed.